TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	$ 173.1	$ 154.2
Other payables	101.6	86.2
Trade and other current payables	$ 274.7	$ 240.4